Cook & Bynum Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

August 24, 2020

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re: COOK & BYNUM FUNDS TRUST (the “Trust”)
        Securities Act Registration No: 333-158133
        Investment Company Act Registration No: 811-22282
        The Cook & Bynum Fund

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the above referenced registered investment companies (the “Fund”) is a preliminary proxy statement in accordance with Rule 14a-6 of the Securities and Exchang Act of 1934 for use in connection with the special meeting of the shareholders of Cook & Bynum Funds Trust.

At the special meeting which the Fund will hold on November 5, 2020, the shareholders will be asked to approve a new investment advisory agreement and to elect one new Trustee to serve on the Board of Trustees.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6620 or by email at alia.vasquez@usbank.com.

Very truly yours,

/s/Alia Vasquez
Alia Vasquez, Esq.
For U.S. Bancorp Fund Services, LLC
As administrator to the Trust

Enclosure